Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,235.54
Total Transaction Valuation	8,946,708.00
Total Offset Amount	0.00
Net Fee	$ 1,235.54
Offering Table N/A
Offset Table N/A	N/A